SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2013
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

15. SHARE REPURCHASE PROGRAM

In August 2011, the Company’s Board approved a share buy-back of up to USD5,000 of its ADSs and in October 2011, the Company’s Board approved to increase its share repurchase program up to USD15,000. In March 2013, the Company’s Board approved an unlimited share repurchase program. Under this share repurchase program, the Company spent an aggregate purchase consideration of USD17,912 and repurchased approximate 2.1million of its ADSs (12.5 million ordinary shares), which were treated as treasury stock by the Company. The repurchase program was terminated in October 2013. For the years ended December 31, 2012 and 2013, the Company reissued certain treasury stock for the exercise of options and vested restricted share units with 469,874 shares and 1,433,774 shares, respectively and the excess of the cost of treasury stocks over their par value have been charged to additional paid-in capital with amount of USD 650 and USD 5,672, respectively.